Net Loss Per Share	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Net Loss Per Share

13.Net Loss Per Share

Basis and diluted net loss per share attributable to common stockholders was calculated as follows (dollar amounts in thousands):

	For the Three Months Ended March 31,
	2025	2024
Numerator:
Net loss attributable to common stockholders	$(9,579)	$(4,202)

Denominator:
Weighted-average common shares outstanding, basic and diluted	19,203,089	19,181,898
Net loss per share attributable to common stockholders, basic and diluted	$(0.50)	$(0.22)

The Company’s potentially dilutive securities, which include stock options to purchase common stock and Preferred Stock, have been excluded from the computation of diluted net loss per share as the effect would be anti-dilutive. Therefore, the weighted average number of common shares outstanding used to calculate both basic and diluted net loss per share attributable to common stockholders is the same.

The following potentially dilutive securities have been excluded from the calculation of diluted net loss per share due to their anti-dilutive effect:

	For the Three Months Ended March 31,
	2025	2024
Preferred stock (as converted to common stock)	29,555,538	29,555,538
Stock options to purchase common stock	5,415,213	5,455,629

The Company’s Convertible Notes are also potentially dilutive securities, with the amount of shares issued upon conversion to be determined based on the manner in which they are settled. As further discussed in Note 19, Subsequent Events, the Company’s Convertible Notes converted into 1,265,757 shares of Cara common stock upon closing of the Merger in April 2025.

In addition, upon the closing of the Merger, the Company’s Preferred Stock converted into 3,693,910 shares of Cara common stock. Refer to Note 19, Subsequent Events, for further information on the closing of the Merger.

13.Net Loss Per Share

Basis and diluted net loss per share attributable to common stockholders was calculated as follows (dollar amounts in thousands):

	For the Year Ended
	December 31,
	2024	2023
Numerator:
Net loss attributable to common stockholders	$(29,397)	$(17,347)

Denominator:
Weighted-average common shares outstanding, basic and diluted	19,193,932	19,134,096
Net loss per share attributable to common stockholders, basic and diluted	$(1.53)	$(0.91)

The Company’s potentially dilutive securities, which include stock options to purchase common stock and Preferred Stock, have been excluded from the computation of diluted net loss per share as the effect would be anti-dilutive. Therefore, the weighted average number of common shares outstanding used to calculate both basic and diluted net loss per share attributable to common stockholders is the same.

The following potentially dilutive securities have been excluded from the calculation of diluted net loss per share due to their anti-dilutive effect:

	For the Year Ended
	December 31,
	2024	2023
Preferred stock (as converted to common stock)	29,555,538	29,555,538
Stock options to purchase common stock	5,435,629	5,509,379

The Company’s Convertible Notes are also potentially dilutive securities, with the amount of shares issued upon conversion to be determined based on the matter in which they are settled. Refer to Note 8, Convertible Notes, for further detail.

Cara Therapeutics, Inc.
Net Loss Per Share

13.Net Loss Per Share

Basic net loss per share is computed by dividing net loss by the weighted-average number of shares of common stock outstanding. Diluted net loss per share includes the potential dilutive effect of common stock equivalents as if such securities were exercised during the period, when the effect is dilutive. Common stock equivalents may include outstanding stock options or restricted stock units, which are included using the treasury stock method when dilutive. For each of the three months ended March 31, 2025 and 2024, Cara excluded the effects of potentially dilutive shares that were outstanding during those respective periods from the denominator as their inclusion would be anti-dilutive due to Cara’s net losses during those periods.

The denominators used in the net loss per share computations are as follows:

	Three Months Ended
	March 31,
	2025	2024
Basic:
Weighted average common shares outstanding	1,524,116	1,516,336
Diluted:
Weighted average common shares outstanding - Basic	1,524,116	1,516,336
Common stock equivalents*	—	—
Denominator for diluted net loss per share	1,524,116	1,516,336
*	No amounts were considered as their effects would be anti-dilutive.

Basic and diluted net loss per share are computed as follows:

	Three Months Ended
	March 31,
	2025	2024
Net loss - basic and diluted	$(4,906)	$(30,696)
Weighted-average common shares outstanding:
Basic and diluted	1,524,116	1,516,336
Net loss per share, basic and diluted:	$(3.22)	$(20.24)

As of March 31, 2025, 113,487 stock options and 25,846 restricted stock units were outstanding, which could potentially dilute basic earnings per share in the future, but were not included in the computation of diluted net loss per share because to do so would have been anti-dilutive as a result of the net loss for the period.

As of March 31, 2024, 244,904 stock options and 6,952 restricted stock units were outstanding, which could potentially dilute basic earnings per share in the future, but were not included in the computation of diluted net loss per share because to do so would have been anti-dilutive as a result of the net loss for the period.

17.Net Loss per Share

The denominators used in the net loss per share computations are as follows:

	Year Ended December 31,
	2024	2023	2022
Basic:
Weighted average common shares outstanding	1,520,913	1,504,141	1,490,377
Diluted:
Weighted average common shares outstanding - Basic	1,520,913	1,504,141	1,490,377
Common stock equivalents*	—	—	—
Denominator for diluted net loss per share	1,520,913	1,504,141	1,490,377
*	For the years ended December 31, 2024, 2023 and 2022, no amounts were considered common stock equivalents as their effects would have been anti-dilutive due to net losses for those periods.

Basic and diluted net loss per share is computed as follows:

	Year Ended December 31,
	2024	2023	2022
Net loss - basic and diluted	$(70,867)	$(118,513)	$(85,474)
Weighted-average common shares outstanding:
Basic and diluted	1,520,913	1,504,141	1,490,377
Net loss per share, basic and diluted:	$(46.60)	$(78.79)	$(57.35)

As of December 31, 2024, 113,487 stock options and 26,638 restricted stock units were outstanding, which could potentially dilute basic earnings per share in the future, but were not included in the computation of diluted net loss per share because to do so would have been anti-dilutive as a result of the net loss for the period.

As of December 31, 2023, 219,379 stock options and 15,731 restricted stock units were outstanding, which could potentially dilute basic earnings per share in the future, but were not included in the computation of diluted net loss per share because to do so would have been anti-dilutive as a result of the net loss for the period.

As of December 31, 2022, 213,596 stock options and 10,348 restricted stock units were outstanding, which could potentially dilute basic earnings per share in the future, but were not included in the computation of diluted net loss per share because to do so would have been anti-dilutive as a result of the net loss for the period.